Shareholder’s Equity (Details) - USD ($)		12 Months Ended
		Dec. 31, 2023	Mar. 23, 2023	Dec. 31, 2022
Shareholder’s Equity [Line Items]
Statutory surplus reserve percentage		10.00%
Registered capital percentage		50.00%
Statutory reserve (in Dollars)		$ 89,685		$ 89,685
Consolidated net assets (in Dollars)		211,599		210,471
Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)		$ 50,000
Share authorized		500,000,000
Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)	[1]	$ 433		$ 433
Share authorized	[1]	400,000,000		400,000,000
Common stock, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001
Common share outstanding	[1]	4,332,000		4,332,000
Common share issued	[1]	4,332,000		4,332,000
Number of vote		one
Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Authorized share capital (in Dollars)	[1]	$ 767		$ 767
Share authorized	[1]	100,000,000		100,000,000
Common stock, par value (in Dollars per share)	[1]	$ 0.0001		$ 0.0001
Common share outstanding	[1]	7,668,000		7,668,000
Common share issued	[1]	7,668,000		7,668,000
Number of vote		twenty
PRC [Member]
Shareholder’s Equity [Line Items]
Statutory surplus reserve percentage		10.00%
Registered capital percentage		50.00%
Shareholders [Member] | Class A Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Common share outstanding			4,332,000
Common share issued			4,332,000
Shareholders [Member] | Class B Ordinary Shares [Member]
Shareholder’s Equity [Line Items]
Common share outstanding			7,668,000
Common share issued			7,668,000

[1]	Giving retroactive effect to the re-denomination and nominal issuance of shares effected on March 23, 2023.